Cover	12 Months Ended
Apr. 30, 2026
Document Information [Line Items]
Document Type	DEF 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	JOHN WILEY & SONS, INC.
Entity Central Index Key	0000107140